Summary of Non-Vested Stock Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Cancelled, Shares	(80,782)
Outstanding, Ending Balance, Shares	2,702,629
Nonvested Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance, Shares	1,832,153
Granted, shares	54,400
Vested, Shares	(623,362)
Cancelled, Shares	(61,218)
Outstanding, Ending Balance, Shares	1,201,973
Non-vested stock options at the beginning of the period, Weighted-Average Grant-Date Fair Value	9.20
Granted, Weighted-Average Grant-Date Fair Value	9.33
Vested, Weighted-Average Grant-Date Fair Value	9.49
Canceled, Weighted-Average Grant-Date Fair Value	9.14
Non-vested stock options at the end of the period, Weighted-Average Grant-Date Fair Value	9.06